Notes to the consolidated financial statements - Expenses by nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated financial statements
Amortization and depreciation	€ (18,809)	€ (23,386)	€ (23,741)
Operative expenses
Notes to the consolidated financial statements
Personnel	(114,861)	(113,422)	(99,924)
Materials	(55,822)	(78,767)	(121,873)
Third-party services	(69,458)	(67,905)	(39,501)
Maintenance and lease	(15,460)	(15,356)	(9,381)
Amortization and depreciation	(18,763)	(27,229)	(26,641)
Impairment	(3,865)	(8,085)	(24,948)
Patents and fees to register/protect a legal right	(42,180)	(6,666)	(3,813)
Legal and other professional services	(7,436)	(10,160)	(10,394)
Other	(5,155)	(8,170)	(17,064)
Total	€ (333,000)	€ (335,760)	€ (353,539)